FINANCIAL INSTRUMENTS (Details 6) - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 6,804,579	$ 8,858,247	$ 1,582,384	$ 1,114,033	$ 217,788
Accounts receivable	1,642,990	2,109,424	1,643,959
Business acquisition consideration payable	360,000	360,000	360,000
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	6,804,579	8,858,247	1,582,384
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,358,962	2,359,750	1,821,875
Debt	862,704	1,388,517	2,608,822
Business acquisition consideration payable	360,000	360,000	360,000
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Debt
Business acquisition consideration payable
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1,642,990	2,109,424	1,643,959
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable